Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	82,831,300	82,215,627	82,716,842	82,001,500
Effect of dilutive share options and other awards outstanding under share based compensation programs	614,527	757,261	588,599	735,573
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	83,445,827	82,972,888	83,305,441	82,737,073

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Net income per Ordinary Share:
Basic	$2.38	$1.99	$6.43	$4.83
Diluted	$2.36	$1.97	$6.38	$4.79